Oct. 01, 2015
CENTURY SMALL CAP SELECT FUND

CENTURY CAPITAL MANAGEMENT TRUST

 Century Shares Trust

Century Small Cap Select Fund

Century Growth Opportunities Fund

Supplement Dated October 1, 2015 to the

 Currently Effective Prospectus dated February 27, 2015

The following supplements the prospectus of Century Small Cap Select Fund, and supersedes any contrary information within the prospectus.

On October 1, 2015, during a Special Meeting of Shareholders, the shareholders of Century Small Cap Select Fund approved the proposal to replace the Fund’s fundamental policy of concentrating its investments in the financial services and health care group of industries with a new fundamental policy of not concentrating its investments in any particular industry within the meaning of the 1940 Act.  Therefore the following sentence within the section of the prospectus titled “Principal Investment Strategies” no longer applies.

“The Fund concentrates its investments in the financial services and health care group of industries, which means that at least 25% of the Fund’s assets (in the aggregate) are invested in financial services and health care companies.”

The following sentence is added to the section within the prospectus titled “Principal Investment Strategies.”

“The Fund may invest in companies across all sectors of the economy, but may favor companies in particular sectors or industries at different times.”

Additionally, “Concentration Risk” in the section of the prospectus titled “Principal Risks” is replaced by the following:

Industry/Sector Risk, which is the risk that companies within the same industry or sector may decline in value due to issues that affect the entire industry or sector. To the extent that the Fund focuses its investments in a particular industry or sector, there is a risk that economic conditions or other developments that affect companies in that industry or sector will have a significant impact on the Fund’s performance.

The following supplements the prospectus of Century Shares Trust, Century Small Cap Select Fund and Century Growth Opportunities Fund.

On October 1, 2015, during a Special Meeting of Shareholders, the shareholders of Century Shares Trust, Century Small Cap Select Fund and Century Growth Opportunities Fund, each a series of the Century Capital Management Trust, approved a new investment advisory agreement with Century Capital Management, LLC.  The new agreements are identical to the existing agreements except for their effective dates and the new agreements will continue until June 29, 2017.  Century has entered into an agreement to restructure its ownership as described in the prospectus supplement dated March 31, 2015.  The new investment advisory agreements will become effective upon consummation of the restructuring, which is currently anticipated to occur on or about December 31, 2015.